Shareholders' Equity - Schedule of Stock Warrants Activity (Details)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Equity [Abstract]
Number of warrants balance, beginning of period | shares	1,589,500
Number of warrants, granted | shares	13,500,000
Number of warrants, exercised | shares	(1,306,360)
Number of warrants, expired or forfeited | shares
Number of warrants, balance end of period | shares	13,783,140
Number of warrants, exercisable | shares	13,783,140
Weighted Average Exercise Price balance, beginning of period | $ / shares	$ 1.10
Weighted Average Exercise Price, granted | $ / shares	0.84
Weighted Average Exercise Price, exercised | $ / shares	1.10
Weighted Average Exercise Price, expired or forfeited | $ / shares
Weighted Average Exercise Price balance, end of period | $ / shares	0.84
Weighted Average Exercise Price, exercisable | $ / shares	$ 0.84